Subsequent Events - Additional Information (Detail) (Subsequent Event, JPY ¥) In Millions, unless otherwise specified	1 Months Ended
May 15, 2013
Subsequent Event
Subsequent Event [Line Items]
Proceeds of sale and leaseback transactions	¥ 76,566
Sale and leaseback transaction terms	The leasebacks were capital leases with terms that average three years.